Subsidiaries(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries Abstract [Abstract]
Disclosure Of Interests In Subsidiaries Explanatory

Details of subsidiaries as of December 31, 2017, are as follows:

Investor	Investee	Ownership interests (%)	Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00	Korea	Dec. 31	Banking and foreign exchange transaction
	KB Securities Co., Ltd.	100.00	Korea	Dec. 31	Financial investment
	KB Insurance Co., Ltd.[5]	100.00	Korea	Dec. 31	Non-life insurance
	KB Kookmin Card Co., Ltd.	100.00	Korea	Dec. 31	Credit card and installment finance
	KB Life Insurance Co., Ltd.	100.00	Korea	Dec. 31	Life insurance
	KB Asset Management Co., Ltd.	100.00	Korea	Dec. 31	Security investment trust management and advisory
	KB Capital Co., Ltd.[5]	100.00	Korea	Dec. 31	Financial Leasing
	KB Savings Bank Co., Ltd.	100.00	Korea	Dec. 31	Savings banking
	KB Real Estate Trust Co., Ltd.	100.00	Korea	Dec. 31	Real estate trust management
	KB Investment Co., Ltd.	100.00	Korea	Dec. 31	Capital investment
	KB Credit Information Co., Ltd.	100.00	Korea	Dec. 31	Collection of receivables or credit investigation
	KB Data System Co., Ltd.	100.00	Korea	Dec. 31	Software advisory, development, and supply
Kookmin Bank	Kookmin Bank Int’l Ltd. (London)	100.00	United Kingdom	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank Hong Kong Ltd.	100.00	China	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank Cambodia PLC.	100.00	Cambodia	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank (China) Ltd.	100.00	China	Dec. 31	Banking and foreign exchange transaction
	KB Microfinance Myanmer Co., Ltd.	100.00	Myanmer	Dec. 31	Other credit granting n.e.c.
KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00	United States of America	Dec. 31	Investment advisory and securities dealing activities
	KBFG Securities Hong Kong Ltd.	100.00	China	Dec. 31	Investment advisory and securities dealing activities
	KB SECURITIES VIETNAM JOINT STOCK COMPANY	99.40	Vietnam	Dec. 31	Investment advisory and securities dealing activities
KB Insurance Co., Ltd.	KB Claims Survey & Adjusting	100.00	Korea	Dec. 31	Claim service
	KB Sonbo CNS	100.00	Korea	Dec. 31	Management service
	Leading Insurance Services, Inc.	100.00	United States of America	Dec. 31	Management service
	LIG Insurance (China) Co., Ltd.	100.00	China	Dec. 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00	Indonesia	Dec. 31	Non-life insurance
	KB Golden Life Care Co., Ltd.	100.00	Korea	Dec. 31	Service
KB Capital Co., Ltd., KB Kookmin Card Co., Ltd.	KB KOLAO LEASING Co., Ltd.	80.00	Laos	Dec. 31	Financial Leasing
Kookmin Bank	KL 1st Inc. and 27 others[2]	—	Korea	Dec. 31	Asset-backed securitization and others
KB Kookmin Card Co., Ltd.	KB Kookmin Card Third Securitization Co., Ltd., and 9 others[2]	0.50	Korea	Dec. 31	Asset-backed securitization
KB Securities Co., Ltd	MS Sejong 4th Co., Ltd. and 43 others[2]	—	Korea	Dec. 31	Asset-backed securitization
Kookmin Bank, KB Investment Co., Ltd.	KB12-1 Venture Investment	100.00	Korea	Dec. 31	Capital investment
	KB Start-up Creation Fund	62.50	Korea	Dec. 31	Capital investment
KB Investment Co., Ltd.	09-5 KB Venture Fund[4]	33.33	Korea	Dec. 31	Capital investment
	KoFC-KB Pioneer Champ No.2010-8Investment Partnership[4]	50.00	Korea	Dec. 31	Capital investment
	2011 KIF-KB IT Venture Fund[4]	43.33	Korea	Dec. 31	Capital investment
	KoFC-KB Young Pioneer 1st Fund[4]	33.33	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Investment Co., Ltd.	KB Intellectual Property Fund[4]	34.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance, KB Investment Co., Ltd.	KB High-tech Company Investment Fund	100.00	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd., KB Investment Co., Ltd.	KB KONEX Market Vitalization Fund[4]	46.88	Korea	Dec. 31	Capital investment
	KB Neo Paradigm Agriculture Venture Fund[4]	50.00	Korea	Dec. 31	Capital investment
KB Investment Co., Ltd.	KB NEW CONTENTS Venture Fund[4]	20.00	Korea	Dec. 31	Capital investment
	KB Young Pioneer 3.0 Venture Fund[4]	40.00	Korea	Dec. 31	Capital investment
KB Life Insurance Co., Ltd.	KB Haeoreum Private Securities Investment Trust 1st and 3 others	100.00	Korea	Dec. 31	Investment trust
Kookmin Bank	KB Multi-Asset Private Securities Fund (BondMixed-ETF)	99.27	Korea	Dec. 31	Investment trust
KB Multi-Asset Private Securities Fund (Bond Mixed-ETF)	Global Diversified Multi-Asset Sub-TrustClass I A	100.00	United Kingdom	Dec. 31	Investment trust
Kookmin Bank	KB Multi-Asset Private Securities Fund S-1(Bond Mixed)	96.00	Korea	Dec. 31	Investment trust
	KB Multi-Asset Private Securities Fund P-1(Bond Mixed)	99.96	Korea	Dec. 31	Investment trust
KB Multi-Asset Private Securities Fund P-1(Bond Mixed)	KB Multi-Asset Private Securities Master Fund P-1(Bond Mixed)	100.00	Korea	Dec. 31	Investment trust
Kookmin Bank, KB Securities Co., Ltd., KB life Insurance Co., Ltd., KB Real Estate Trust Co., Ltd.	KB Wise Star Private Real Estate Feeder Fund 1st.	100.00	Korea	Dec. 31	Investment trust
KB Wise Star Private Real Estate Feeder Fund 1st.	KB Star Retail Private Master Real Estate[3]	48.98	Korea	Dec. 31	Investment trust
	KB Star Office Private Real Estate Investment Trust 2nd3	44.44	Korea	Dec. 31	Investment trust
Kookmin Bank, KB Insurance Co., Ltd.	Hanbando BTL Private Special Asset Fund 1st3	46.36	Korea	Dec. 31	Investment trust
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.	KB Hope Sharing BTL Private Special Asset[3]	46.00	Korea	Dec. 31	Investment trust
Kookmin Bank, KB life Insurance Co., Ltd.	KB Mezzanine Private Securities Fund 2nd. (Mixed)[3]	40.74	Korea	Dec. 31	Investment trust
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.	KB Senior Loan Private Fund[3]	37.39	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd.	KB Vintage 16 Private Securities Investment Trust 1st3	50.00	Korea	Dec. 31	Investment trust
KB Kookmin Card Co., Ltd.	Heungkuk Life Insurance Money Market Trust	100.00	Korea	Dec. 31	Trust asset management
Kookmin Bank	KB Haeoreum private securities investment trust 70 (Bond)[3]	33.35	Korea	Dec. 31	Investment trust
KB Insurance Co., Ltd.	KB AMP Infra Private Special Asset Fund 1 (FoFs)[3]	41.67	Korea	Dec. 31	Investment trust
KB Insurance Co., Ltd. KB life Insurance Co., Ltd. KB Investment Co., Ltd.	KB-Solidus Global Healthcare Fund[4]	43.33	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd.	KB KBSTAR Short Term KTB Active ETF	77.72	Korea	Dec. 31	Investment trust
	KB KBSTAR Mid-Long Term KTB Active ETF	94.79	Korea	Dec. 31	Investment trust
Kookmin Bank	Samsung KODEX 10Y F-LKTB Inverse ETF (Bond-Derivatives)	97.15	Korea	Dec. 31	Investment trust
	KB Haeoreum private securities investment trust 83 (Bond)	96.14	Korea	Dec. 31	Investment trust
	KB KBSTAR KTB 3Y Futures Inverse ETF	95.65	Korea	Dec. 31	Investment trust
KB Insurance Co., Ltd.	KB Muni bond Private Securities Fund 1 (USD)(bond)[3]	33.33	Korea	Dec. 31	Investment trust
KB Securities Co., Ltd.	Jueun Power Middle 7 and 7 others	100.00	Korea	Dec. 31	Investment trust
	Hyundai You First Private Real Estate Investment Trust No. 1	60.00	Korea	Dec. 31	Investment trust
	Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1	98.37	Korea	Dec. 31	Investment trust
	Hyundai Strong Korea Equity Trust No.1	99.73	Korea	Dec. 31	Investment trust
	Hyundai Kidzania Equity Feeder Trust No.1	78.44	Korea	Dec. 31	Investment trust
	Hyundai Value Plus Equity Feeder Trust No.1	99.84	Korea	Dec. 31	Investment trust
	Hyundai Strong-small Corporate Trust No.1	89.59	Korea	Dec. 31	Investment trust
	Hyundai You First Private Real Estate Investment Trust No. 15[3]	35.00	Korea	Dec. 31	Investment trust
	JB New Jersey Private Real Estate Investment Trust No. 1	98.15	Korea	Dec. 31	Investment trust
	Hyundai Dynamic Mix Securities Feeder Investment Trust No.1	99.94	Korea	Dec. 31	Investment trust
	Hyudai China Index Plus Securities Investment Trust No.1	79.95	Korea	Dec. 31	Investment trust
KB Securities Co., Ltd.	Hyundai Kon-tiki Specialized Privately Placed Fund No.1	98.12	Korea	Dec. 31	Investment trust
	DGB Private real estate Investment Trust No.8	98.77	Korea	Dec. 31	Investment trust
	LIME GLOBALEYE ALP PRIVATE EQUITY FUND 2	68.03	Korea	Dec. 31	Investment trust
	LIME ORANGE PRIVATE EQUITY FUND 6	98.04	Korea	Dec. 31	Investment trust
	DAEDUCK PARC1 PRIVATE EQUITY FUND 1	96.00	Korea	Dec. 31	Investment trust
	LIME PLUTO FI PRIVATE EQUITY FUND D-1	99.84	Korea	Dec. 31	Investment trust
KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Asset Management Co., Ltd.	KB Star Fund_KB Value Focus Korea Equity	97.51	Luxembourg	Dec. 31	Capital investment
KB Securities Co., Ltd.	Aquila Global Real Assets Fund No.1 LP	99.96	Cayman islands	Dec. 31	Capital investment
	Able Quant Asia Pacific Feeder Fund (T.E.) Limited	100.00	Cayman islands	Dec. 31	Capital investment
Able Quant Asia Pacific Feeder Fund (T.E.) Limited	Able Quant Asia Pacific Master Fund Limited	100.00	Cayman islands	Dec. 31	Capital investment
KBFG Securities America Inc.	Global Investment Opportunity Limited	100.00	Malaysia	Dec. 31	Finance and Real Estate Activities
Hyundai Smart Index Alpha Securities Feeder Inv Trust 1	Hyundai Smart Index Alpha Securities Master Investment Trust	99.53	Korea	Dec. 31	Investment trust
Hyundai Trust Securities Feeder Investment Trust No.1- Bond	Hyundai Trust Securities Master Investment Trust—Bond	94.29	Korea	Dec. 31	Investment trust
Hyundai Value Plus Securities Feeder Investment Trust 1 and others	Hyundai Value Plus Securities Master Investment Trust	100.00	Korea	Dec. 31	Investment trust
Hyundai Dynamic Mix Securities Feeder Investment Trust	Hyundai Dynamic Mix Securities Master Investment Trust	98.75	Korea	Dec. 31	Investment trust
Hyundai Quant Long Short Securities Feeder Investment Trust	Hyundai Quant Long Short Securities Master Investment Trust	100.00	Korea	Dec. 31	Investment trust
Aquila Global Real Assets Fund No.1 LP	AGRAF Real Estate No.1, Senningerberg	100.00	Luxembourg	Dec. 31	Asset-backed securitization
AGRAF Real Estate No.1, Senningerberg	AGRAF Real Estate Holding No.1, Senningerberg	100.00	Luxembourg	Dec. 31	Asset-backed securitization
AGRAF Real Estate Holding No.1, Senningerberg	Vierte CasaLog GmbH & Co. KG and 2 others	94.90	Germany	Dec. 31	Real Estate Activities
KB Asset Management Co., Ltd.	KB Asset Management Singapore Pte, Ltd.	100.00	Singapore	Dec. 31	Collective investment and others
JB New Jersey Private Real Estate Investment Trust No. 1	ABLE NJ DSM INVESTMENT REIT	99.18	United States of America	Dec. 31	Real Estate Activities
ABLE NJ DSM INVESTMENT REIT	ABLE NJ DSM, LLC	100.00	United States of America	Dec. 31	Real Estate Activities
Heungkuk Global Highclass Private Real Estate Trust 23	HYUNDAI ABLE INVESTMENT REIT	99.90	United States of America	Dec. 31	Real Estate Activities
HYUNDAI ABLE INVESTMENT REIT	HYUNDAI ABLE PATRIOTS PARK, LLC	100.00	United States of America	Dec. 31	Real Estate Activities
KB Insurance Co., Ltd.	Dongbu Private Fund 16th	89.52	Korea	Dec. 31	Investment trust
	Hana Landchip Real estate Private Fund 58th	99.99	Korea	Dec. 31	Investment trust
	Hyundai Aviation Private Fund 3rd	99.96	Korea	Dec. 31	Investment trust
	Hyundai Power Private Fund 3rd	99.90	Korea	Dec. 31	Investment trust
	Hyundai Power Professional Investment Type Private Investment Fund No.4	99.78	Korea	Dec. 31	Investment trust
	KB U.S. LongShort Private Securities Fund 1	99.44	Korea	Dec. 31	Investment trust
KB Insurance Co., Ltd.	Hyundai Infra Professional Investment Type Private Investment Trust No.5	99.79	Korea	Dec. 31	Investment trust
	KB SAUDI Private Special Asset Fund	80.00	Korea	Dec. 31	Investment trust
	Meritz Private Real Estate Fund 8	99.36	Korea	Dec. 31	Investment trust
KB Asset Management Co., Ltd.	KB Global Equity Solution Securities Feeder Fund (Equity-FoFs)	74.47	Korea	Dec. 31	Investment trust
	KB Global Multiasset Income Securities Feeder Fund (Bond Mixed-FoFs)	95.26	Korea	Dec. 31	Investment trust
Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.	KB Everyone TDF 2020 Securities Investment Trust - Bond Balanced-Fund of Funds	52.28	Korea	Dec. 31	Investment trust
	KB Everyone TDF 2025 Securities Investment Trust - Bond Balanced-Fund of Funds[3]	45.08	Korea	Dec. 31	Investment trust
	KB Everyone TDF 2030 Securities Investment Trust - Equity Balanced-Fund of Funds[3]	48.62	Korea	Dec. 31	Investment trust
	KB Everyone TDF 2035 Securities Investment Trust - Equity Balanced-Fund of Funds	60.74	Korea	Dec. 31	Investment trust
	KB Everyone TDF 2040 Securities Investment Trust - Equity Balanced-Fund of Funds	67.04	Korea	Dec. 31	Investment trust
	KB Everyone TDF 2045 Securities Investment Trust - Equity Balanced-Fund of Funds	76.84	Korea	Dec. 31	Investment trust
	KB Everyone TDF 2050 Securities Investment Trust - Equity Balanced-Fund of Funds	52.95	Korea	Dec. 31	Investment trust
Kookmin Bank	Personal pension trusts and 10 other trusts[1]	—	Korea	Dec. 31	Trust

[1]	The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.
[2]	Although the Group holds less than a majority of the investee’s voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.
[3]	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
[4]	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
[5]	Became wholly owned subsidiaries by acquiring additional non-controlling interest in the 3rd quarter.

Schedule Of Condensed Financial Information Of Subsidiaries Table Text Block [Text Block]

The condensed financial information of major subsidiaries as of December 31, 2016 and 2017, is as follows:

	2016
	Assets		Liabilities		Equity		Operating income (revenue)		Profit(loss) for the period		Total comprehensive income for the period[4]
	(In millions of Korean won)
Kookmin Bank[1]	￦	307,066,370	￦	283,741,368	￦	23,325,002	￦	17,866,478	￦	964,256	￦	958,312
KB Securities Co., Ltd.[1,2,3]		32,382,795		28,198,439		4,184,356		2,444,185		(93,428)		(65,689)
KB Kookmin Card Co., Ltd.[1]		15,772,036		11,807,038		3,964,998		3,017,568		317,103		331,023
KB Life Insurance Co., Ltd.[1]		8,887,413		8,337,849		549,564		1,480,979		12,714		(33,269)
KB Asset Management Co., Ltd.[1]		170,781		16,605		154,176		127,435		58,756		57,503
KB Capital Co., Ltd.[2]		7,428,372		6,640,305		788,067		473,253		96,785		96,740
KB Savings Bank Co., Ltd.		1,078,130		895,921		182,209		65,938		10,319		9,897
KB Real Estate Trust Co., Ltd.		216,687		33,713		182,974		65,230		29,270		29,636
KB Investment Co., Ltd.[1]		315,878		168,491		147,387		49,425		6,170		2,388
KB Credit Information Co., Ltd.		27,973		7,647		20,326		37,271		43		126
KB Data System Co., Ltd.		27,037		12,655		14,382		76,394		613		722

	2017
	Assets		Liabilities		Equity		Operating income (revenue)		Profit(loss) for the period		Total comprehensive income for the period[4]
	(In millions of Korean won)
Kookmin Bank[1]	￦	329,765,927	￦	304,442,493	￦	25,323,434	￦	19,291,294	￦	2,174,705	￦	2,357,936
KB Securities Co., Ltd.[1,2]		37,351,680		32,936,024		4,415,656		5,974,054		271,701		236,587
KB Insurance Co., Ltd.[1,2]		32,351,778		29,128,747		3,223,031		8,740,682		330,286		320,756
KB Kookmin Card Co., Ltd.[1]		17,658,310		13,616,481		4,041,829		3,326,048		296,831		326,887
KB Life Insurance Co., Ltd.[1]		9,125,741		8,586,328		539,413		1,331,105		21,086		(10,151)
KB Asset Management Co., Ltd.[1]		201,481		44,860		156,621		117,746		52,022		52,176
KB Capital Co., Ltd.[1,2]		8,743,672		7,803,920		939,752		588,253		120,797		120,628
KB Savings Bank Co., Ltd.		1,158,829		960,812		198,017		79,428		21,150		21,329
KB Real Estate Trust Co., Ltd.		246,685		47,355		199,330		76,700		36,408		36,356
KB Investment Co., Ltd.[1]		355,763		218,671		137,092		41,150		(4,954)		(7,295)
KB Credit Information Co., Ltd.		26,121		10,979		15,142		31,737		(5,316)		(5,185)
KB Data System Co., Ltd.		41,945		27,240		14,705		117,946		945		323

[1]	Financial information is based on its consolidated financial statements.
[2]	The amount includes the fair value adjustments due to the merger.
[3]	Profit(loss) is based on the amount of Hyundai Securities Co., Ltd. after it is included in the consolidation scope (October 2016) and the amount of KB Investment & Securities Co., Ltd. for the period
[4]	Attributable to shareholders of the Parent Company.

Disclosure Of Changes In Subsidiaries [Text Block]

The subsidiaries newly included in consolidation during the year ended December 31, 2017, are as follows:

Company	Description
KB Insurance Co., Ltd. and 45 others	Holds a majority of the ownership interests
Able Jungdong Co., Ltd. and 42 others	Holds the power in the case of default and exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquiring subordinated debt
KB Haeoreum private securities investment trust 70(Bond) and 3 others	Holds the power to determine the operation of the trust and exposed to variable returns by holding significant amount of ownership interests
KB KONEX Market Vitalization Fund and 3 other	Holds the power by taking the role of an operating manager and exposed to variable returns by holding significant amounts of ownership interests.

The subsidiaries excluded from consolidation during the year ended December 31, 2017, are as follows:

Company	Description
2014ABLEOPO 2ND Co., Ltd. and 44 others	Lost right for variable returns due to the release of debt
Wise Mobile Eighth Securitization Specialty Co., Ltd and 5 others	Liquidation
Hyundai Asset Management Co., Ltd. and 17 others	Disposal
KB Evergreen bond fund No.98 (Bond) and 1 other	Decrease of the interest to less than a majority
Hyundai Trust Securities Feeder Investment Trust No.1- Bond	Lost the power from sale of Hyundai Asset Management Co., Ltd.

Schedule Of Material Non Controlling Interests Table Text Block [Text Block]

Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the Group. The amounts disclosed for each subsidiary are before inter-company eliminations.

	2016		2017
	(In millions of Korean won)
Non-controlling interests percentage		47.98%		—
Non-controlling interests
Assets of subsidiaries	￦	7,428,372	￦	—
Liabilities of subsidiaries		6,640,305		—
Equity of subsidiaries		788,067		—
Non-controlling interests		263,359		—
Profit attributable to non-controlling interests
Operating profit of subsidiaries		127,550		—
Profit of subsidiaries		96,785		—
Profit attributable to non-controlling interests		46,436		—
Cash flows of subsidiaries
Cash flows from operating activities		(1,783,799)		—
Cash flows from investing activities		(7,023)		—
Cash flows from financing activities		1,671,199		—

Net increase(decrease) in cash and cash equivalents	￦	(119,623)	￦	—

[1]	As the Group acquired the entire non-controlling interests of KB Capital during 2017, there are no subsidiaries with material non-controlling interests as of December 31, 2017.